Schedule of Investments (unaudited)
February 28, 2025
BlackRock International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 10.0%
Canadian National Railway Co.	324,822	$ 32,932,359
Canadian Pacific Kansas City Ltd.	705,869	54,981,426
Teck Resources Ltd., Class B	609,101	24,511,395
Toronto-Dominion Bank (The)	333,544	19,974,600
		132,399,780
China — 3.0%
KE Holdings, Inc., ADR	739,754	16,474,321
Tencent Holdings Ltd.	383,000	23,572,319
		40,046,640
Denmark — 4.6%
Novo Nordisk A/S, Class B	669,025	60,691,674
France — 9.6%
Air Liquide SA	196,026	35,970,881
Cie de Saint-Gobain SA	450,974	45,130,227
LVMH Moet Hennessy Louis Vuitton SE	64,609	46,683,873
		127,784,981
Germany — 15.8%
adidas AG, Class N	117,266	29,974,443
Beiersdorf AG	530,935	72,867,447
Deutsche Telekom AG, Registered Shares	2,030,397	73,271,558
Infineon Technologies AG, Class N	927,063	34,387,647
		210,501,095
Italy — 2.9%
Intesa Sanpaolo SpA	7,787,178	38,374,774
Japan — 16.6%
Nintendo Co. Ltd.	332,300	24,808,460
Nippon Paint Holdings Co. Ltd.	3,373,400	25,095,956
Recruit Holdings Co. Ltd.	856,900	51,080,187
SMC Corp.	94,000	34,039,069
Sony Group Corp.	3,428,300	85,763,358
		220,787,030
Security	Shares	Value
Netherlands — 2.2%
ASML Holding NV	40,305	$ 28,667,793
Switzerland — 5.1%
Julius Baer Group Ltd., Registered Shares	497,147	33,549,801
UBS Group AG, Registered Shares	1,005,236	34,831,272
		68,381,073
Taiwan — 6.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,594,000	79,119,634
United Kingdom — 15.3%
AstraZeneca PLC	349,964	52,949,065
Barclays PLC	6,665,887	26,312,710
RELX PLC	1,142,723	55,181,487
Standard Chartered PLC	2,628,807	42,324,565
Taylor Wimpey PLC	18,356,329	26,346,523
		203,114,350
United States — 13.5%
Baker Hughes Co., Class A	486,180	21,678,766
Cadence Design Systems, Inc.(a)	122,002	30,561,501
Marvell Technology, Inc.	341,359	31,343,584
Mastercard, Inc., Class A	111,239	64,108,148
Otis Worldwide Corp.	323,841	32,312,855
		180,004,854
Total Investments — 104.6% (Cost: $1,138,561,806)		1,389,873,678
Liabilities in Excess of Other Assets — (4.6)%		(60,896,932)
Net Assets — 100.0%		$ 1,328,976,746

(a)	Non-income producing security.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 1,805 (b)	$ —	$ (1,805)	$ —	$ —	—	$ 2,004 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	36,436,007	—	(36,436,007)(b)	—	—	—	—	641,092	—
				$ (1,805)	$ —	$ —		$ 643,096	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock International Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 132,399,780	$ —	$ —	$ 132,399,780
China	16,474,321	23,572,319	—	40,046,640
Denmark	—	60,691,674	—	60,691,674
France	—	127,784,981	—	127,784,981
Germany	—	210,501,095	—	210,501,095
Italy	—	38,374,774	—	38,374,774
Japan	—	220,787,030	—	220,787,030
Netherlands	—	28,667,793	—	28,667,793
Switzerland	—	68,381,073	—	68,381,073
Taiwan	—	79,119,634	—	79,119,634
United Kingdom	—	203,114,350	—	203,114,350
United States	180,004,854	—	—	180,004,854
	$ 328,878,955	$ 1,060,994,723	$ —	$ 1,389,873,678

Portfolio Abbreviation
ADR	American Depositary Receipt